Subsequent events (Details) - Jul. 07, 2023 - Janssen $ in Thousands, € in Millions	EUR (€)	USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Deal value	€ 2,700.0
Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Potential development and commercial milestones payments | $		$ 650,000
Collaboration agreement, compensation per indication | $		220,000
Nanobiotix Corp. | Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Collaboration agreement, compensation per indication	220.0	$ 220,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Deal value	2,600.0
Potential development and commercial milestones payments	€ 105.0